UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-02802
                 ----------------------------------------------

                                UBS Cashfund Inc.
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               51 West 52nd Street, New York, New York 10019-6114
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Mark F. Kemper, Esq.
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and address of agent for service)

                                    Copy to:
                              Jack W. Murphy, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                            Washington, DC 20006-2401


        Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS.


[UBS GLOBAL ASSET MANAGEMENT LOGO OMITTED]



UBS Cashfund Inc.
Semiannual Report
September 30, 2004

UBS Cashfund Inc.

November 15, 2004

DEAR SHAREHOLDER,

We present you with the semiannual report for UBS Cashfund Inc. for the six months ended September 30, 2004.

PERFORMANCE

UBS Cashfund Inc.'s (the "Fund") seven-day current yield as of September 30, 2004 was 1.10%, compared with 0.55% at its fiscal year end on March 31, 2004. (For more information on the Fund's performance, refer to Performance At A Glance on page 3.)

AN INTERVIEW WITH PORTFOLIO MANAGER MICHAEL H. MARKOWITZ

Q. HOW WOULD YOU DESCRIBE THE ECONOMIC ENVIRONMENT DURING THE SIX-MONTH REPORTING PERIOD?

A. The economy continued to expand, although it lost some traction as the reporting period progressed. In the first quarter of 2004, gross domestic product (GDP) came in at 4.5%, up from 4.1% in the prior quarter. Second quarter GDP then fell to 3.3%.

Q. HOW DID THE FEDERAL RESERVE BOARD (THE "FED") REACT TO THE ECONOMIC ENVIRONMENT?

A. After many months of speculation, the Fed raised the federal funds rate (or "fed funds" rate)--the rate that banks charge one another for funds they borrow on an overnight basis--from 1.00% to 1.25% on June 30, 2004. The Fed raised rates again at its subsequent meetings on August 10, 2004 and September 21, 2004, to 1.50% and 1.75%, respectively. In doing so, it noted that, "Even after [these actions], the stance of monetary policy remains accommodative and, coupled with robust underlying growth in productivity, is providing ongoing support to economic activity." Market perception grew that the Fed, through its words and actions, was paving the way to continue raising rates in the future.

Q. HOW DID YOU POSITION THE FUND'S PORTFOLIO OVER THE PERIOD?

A. Throughout much of the reporting period, we employed a "barbell" strategy, whereby we purchased securities at both ends of the maturity spectrum. Our longer-term securities--with maturities up to around one year--were used to lock in higher yields during periods when interest rates fell, while our shorter-term securities--with maturities of one month or less--provided liquidity. This strategy was beneficial because it allowed us to generate incremental yield

--------------------------------------------------------------------------------

UBS CASHFUND INC.

INVESTMENT GOAL:

Current income, stability of principal and high liquidity.

PORTFOLIO MANAGER:

Michael H. Markowitz
UBS Global Asset Management (US) Inc.

COMMENCEMENT:

January 20, 1978

DIVIDEND PAYMENTS:

Monthly

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

UBS Cashfund Inc.


   compared with a more "laddered" approach, wherein a portfolio is spread out among all maturity levels.

   In terms of security selection, we maintained our strategy of emphasizing quality and liquidity. Thus, we continued to concentrate a large portion of the Fund's holdings in commercial paper, which, in the healthier credit environment that characterized much of the period, offered a yield advantage. We held positions in other sectors, including US government and agency obligations, certificates of deposit and short-term corporate obligations, which helped maintain the Fund's overall level of diversification. This strategy also helped us meet our liquidity requirements.

Q. WHAT IS YOUR OUTLOOK FOR THE ECONOMY, AND HOW DO YOU ANTICIPATE STRUCTURING THE PORTFOLIO GOING FORWARD?

A. At this point, we expect that the Fed will continue to raise interest rates in the months to come. Most recently, the Fed raised the federal funds rate by 25 basis points to 2.00% at its November 10, 2004 meeting. In anticipation of the higher interest rate environment, we have let the Fund's weighted average maturity drift shorter, in order to take advantage of higher yields. Maintaining a high-quality portfolio will also be of paramount importance, and we anticipate continuing our strategy of allocating a large portion of the portfolio to US government securities.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS funds,* please contact your financial advisor, or visit us at www.ubs.com.

Sincerely,

[JOSEPH A. VARNAS SIG OMITTED]           [MICHAEL H. MARKOWITZ SIG OMITTED]

Joseph A. Varnas                         Michael H. Markowitz
PRESIDENT                                PORTFOLIO MANAGER
UBS Cashfund Inc.                        UBS Cashfund Inc.
MANAGING DIRECTOR                        MANAGING DIRECTOR
UBS Global Asset Management (US) Inc.    UBS Global Asset Management (US) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended September 30, 2004, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances, and they do not guarantee the future performance of the markets or the Fund. We encourage you to consult your financial advisor regarding your personal investment program.

* Mutual funds are sold by prospectus only. The prospectus contains more complete information regarding investment objectives, risks, charges and expenses, and should be read carefully before investing.


--------------------------------------------------------------------------------
2

UBS Cashfund Inc.


PERFORMANCE AT A GLANCE (UNAUDITED)

PERFORMANCE                        9/30/04           3/31/04          9/30/03
--------------------------------------------------------------------------------
Seven-Day Current Yield *           1.10%             0.55%            0.47%
.................................................................................

CHARACTERISTICS                    9/30/04           3/31/04          9/30/03
--------------------------------------------------------------------------------
Weighted Average Maturity**        36 days           54 days          38 days
.................................................................................
Net Assets (bln)                    $3.9              $4.7             $6.6
.................................................................................

SECTOR ALLOCATION***               9/30/04           3/31/04          9/30/03
--------------------------------------------------------------------------------
Commercial Paper                    53.7%             64.5%            52.2%
.................................................................................
U.S. Government and Agency
  Obligations                       22.7              22.9             35.4
.................................................................................
Certificates of Deposit             14.3               7.6              5.1
.................................................................................
Short-Term Corporate Obligations     8.3               4.9              1.5
.................................................................................
Money Market Funds                   1.1               0.2              2.2
.................................................................................
Bank Notes                            --               1.4              3.7
.................................................................................
Repurchase Agreement                  --               3.0               --
.................................................................................
Other Assets Less Liabilities       (0.1)             (4.5)            (0.1)
.................................................................................
TOTAL                              100.0%            100.0%           100.0%
.................................................................................

   * Yields will fluctuate. Performance data quoted represents past performance. Past performance does not guarantee future results.

  ** The Fund is actively managed and its weighted average maturity will differ over time.

 *** Weightings represent percentages of net assets as of the dates indicated.
     The Fund's portfolio is actively managed and its composition will vary over time.


--------------------------------------------------------------------------------

UBS Cashfund Inc.


EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2004 to September 30, 2004.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs--for example, sales charges (loads), redemption fees, or exchange fees.

                                      Beginning             Ending            Expenses Paid
                                    Account Value        Account Value        During Period*
                                    April 1, 2004     September 30, 2004     4/1/04 - 9/30/04
---------------------------------------------------------------------------------------------
Actual                                $1,000.00           $1,003.50               $2.86
---------------------------------------------------------------------------------------------
Hypothetical (5% annual return
before expenses)                       1,000.00            1,022.21                2.89
---------------------------------------------------------------------------------------------

  * Expenses are equal to the Fund's annualized expense ratio of 0.57%, multiplied by the average account value over the period, multiplied by 183 divided by 365 (to reflect the one-half year period).


--------------------------------------------------------------------------------
4

UBS Cashfund Inc.

Statement of Net Assets -- September 30, 2004 (unaudited)

PRINCIPAL
  AMOUNT                                                    MATURITY        INTEREST
   (000)                                                      DATES           RATES        VALUE
----------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--22.72%
----------------------------------------------------------------------------------------------------
                                                                            1.770 to
 $163,000  Federal Farm Credit Bank                         10/01/04        1.785%*     $163,000,000
.....................................................................................................
                                                            10/01/04 to     1.483 to
  205,000  Federal Home Loan Bank                           10/05/04        1.831*       204,942,718
.....................................................................................................
                                                            03/08/05 to     1.500 to
   80,000  Federal Home Loan Bank                           05/04/05        1.550         80,000,000
.....................................................................................................
                                                            10/12/04 to     1.620 to
   75,000  Federal Home Loan Mortgage Corp.                 11/16/04        1.700@        74,860,256
.....................................................................................................
   50,000  Federal Home Loan Mortgage Corp.                 03/01/05        1.420         50,000,000
.....................................................................................................
   65,000  Federal National Mortgage Association            10/28/04        1.755*        64,997,917
.....................................................................................................
                                                            12/10/04 to     1.080 to
  104,780  Federal National Mortgage Association            12/15/04        1.150@       104,544,947
.....................................................................................................
                                                            03/29/05 to     1.400 to
  145,000  Federal National Mortgage Association            06/03/05        1.850        145,000,000
.....................................................................................................
Total U.S. Government Agency Obligations (cost--$887,345,838)                            887,345,838
----------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--14.29%
----------------------------------------------------------------------------------------------------
   NON-U.S.--8.12%
----------------------------------------------------------------------------------------------------
   51,000  Bank of Montreal                                 10/12/04        1.660         51,000,000
.....................................................................................................
   50,000  Deutsche Bank AG                                 10/26/04        1.250         49,986,420
.....................................................................................................
   73,000  Fortis Bank NV                                   10/04/04        1.621*        72,990,717
.....................................................................................................
   60,000  Natexis Banque Populaires                        11/01/04        1.780         60,000,000
.....................................................................................................
                                                            10/05/04 to     1.614 to
   83,000  Societe Generale                                 10/11/04        1.670*        82,987,136
.....................................................................................................
                                                                                         316,964,273
.....................................................................................................
   U.S.--6.17%
----------------------------------------------------------------------------------------------------
   96,000  American Express Centurion Bank                  10/20/04        1.760         96,000,000
.....................................................................................................
                                                            10/21/04 to
  100,000  First Tennessee Bank N.A.                        10/26/04        1.770        100,000,000
.....................................................................................................
   45,000  Wells Fargo Bank N.A.                            10/25/04        1.770         45,000,000
.....................................................................................................
                                                                                         241,000,000
.....................................................................................................
Total Certificates of Deposit (cost--$557,964,273)                                       557,964,273
----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER@--53.69%
----------------------------------------------------------------------------------------------------
   ASSET BACKED-AUTO & TRUCK--2.58%
----------------------------------------------------------------------------------------------------
                                                            10/12/04 to     1.670 to
  101,000  New Center Asset Trust                           10/14/04        1.740        100,943,168
.....................................................................................................


--------------------------------------------------------------------------------

UBS Cashfund Inc.

Statement of Net Assets -- September 30, 2004 (unaudited)

PRINCIPAL
  AMOUNT                                                    MATURITY        INTEREST
   (000)                                                      DATES           RATES        VALUE
----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER@--(CONTINUED)
----------------------------------------------------------------------------------------------------
   ASSET BACKED-MISCELLANEOUS--19.86%
----------------------------------------------------------------------------------------------------
  $51,000  Amsterdam Funding Corp.                          10/15/04        1.740%       $50,965,490
.....................................................................................................
                                                            10/12/04 to     1.700 to
   91,137  Barton Capital Corp.                             10/19/04        1.780         91,079,584
.....................................................................................................
                                                            10/13/04 to     1.700 to
   90,600  Falcon Asset Securitization Corp.                10/29/04        1.780         90,529,624
.....................................................................................................
  100,000  Giro Multi-Funding Corp.                         10/20/04        1.780         99,906,055
.....................................................................................................
                                                            10/04/04 to     1.680 to
   94,000  Preferred Receivables Funding Corp.              10/13/04        1.780         93,959,640
.....................................................................................................
                                                            10/14/04 to     1.720 to
   95,500  Ranger Funding Co. LLC                           10/25/04        1.780         95,414,951
.....................................................................................................
                                                                            1.770 to
   45,406  Thunderbay Funding                               10/20/04        1.780         45,363,527
.....................................................................................................
   28,400  Triple A One Funding                             10/04/04        1.760         28,395,835
.....................................................................................................
                                                            10/07/04 to     1.660 to
   80,000  Variable Funding Capital Corp.                   10/13/04        1.680         79,963,700
.....................................................................................................
                                                            10/07/04 to     1.660 to
  100,000  Yorktown Capital LLC                             10/12/04        1.690         99,962,744
.....................................................................................................
                                                                                         775,541,150
.....................................................................................................
   ASSET BACKED-SECURITIES--9.58%
----------------------------------------------------------------------------------------------------
   40,000  Dorada Finance, Inc.                             11/15/04        1.800         39,910,000
.....................................................................................................
                                                            11/03/04 to     1.680 to
  101,500  Galaxy Funding, Inc.                             12/07/04        1.790        101,220,114
.....................................................................................................
   36,000  Giro Funding U.S. Corp.                          10/29/04        1.780         35,950,160
.....................................................................................................
   92,000  Grampian Funding LLC                             12/21/04        1.880         91,610,840
.....................................................................................................
    5,000  K2 (USA) LLC                                     11/17/04        1.780          4,988,380
.....................................................................................................
                                                            10/15/04 to     1.730 to
  100,656  Scaldis Capital LLC                              12/15/04        1.840        100,428,180
.....................................................................................................
                                                                                         374,107,674
.....................................................................................................
   BANKING-NON-U.S.--7.73%
----------------------------------------------------------------------------------------------------
   35,000  Alliance & Leicester PLC                         11/19/04        1.150         34,945,215
.....................................................................................................
   45,000  Calyon Corporate & Investment Bank               11/22/04        1.790         44,883,650
.....................................................................................................
   30,000  Depfa Bank PLC                                   10/14/04        1.760         29,980,933
.....................................................................................................
  104,000  ForeningsSparbanken AB                           10/12/04        1.655        103,947,408
.....................................................................................................
   38,000  Natexis Banque Populaires US Finance Co. LLC     10/01/04        1.650         38,000,000
.....................................................................................................
   50,000  Northern Rock PLC                                10/27/04        1.570         49,943,306
.....................................................................................................
                                                                                         301,700,512
----------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
6

UBS Cashfund Inc.

Statement of Net Assets -- September 30, 2004 (unaudited)

PRINCIPAL
  AMOUNT                                                    MATURITY        INTEREST
   (000)                                                      DATES           RATES        VALUE
----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER@--(CONCLUDED)
----------------------------------------------------------------------------------------------------
   BANKING-U.S.--5.63%
----------------------------------------------------------------------------------------------------
  $80,000  Danske Corp.                                     11/19/04        1.155%       $79,874,233
.....................................................................................................
   50,000  San Paolo IMI U.S. Financial Co.                 10/01/04        1.840         50,000,000
.....................................................................................................
                                                            10/04/04 to     1.630 to
   90,000  Stadshypotek Delaware, Inc.                      10/26/04        1.770         89,933,109
.....................................................................................................
                                                                                         219,807,342
.....................................................................................................
   BROKERAGE--4.91%
----------------------------------------------------------------------------------------------------
   32,000  Bear Stearns Cos., Inc.                          10/18/04        1.740         31,973,707
.....................................................................................................
                                                            11/03/04 to
   70,000  Citigroup Global Markets Holdings, Inc.          11/18/04        1.780         69,878,367
.....................................................................................................
   40,000  Greenwich Capital Holdings, Inc.                 10/26/04        1.800*        40,000,000
.....................................................................................................
   50,000  Morgan Stanley                                   10/07/04        1.760         49,985,333
.....................................................................................................
                                                                                         191,837,407
.....................................................................................................
   ENERGY-INTEGRATED--1.33%
----------------------------------------------------------------------------------------------------
   52,080  Shell Finance (UK) PLC                           10/13/04        1.570         52,052,745
.....................................................................................................
   FINANCE-CAPTIVE AUTOMOTIVE--0.77%
----------------------------------------------------------------------------------------------------
   30,000  Toyota Motor Credit Co.                          10/07/04        1.610         29,991,950
.....................................................................................................
   METALS & MINING--1.12%
----------------------------------------------------------------------------------------------------
   43,857  Rio Tinto Ltd.                                   10/01/04        1.720         43,857,000
.....................................................................................................
   UTILITIES-OTHER--0.18%
----------------------------------------------------------------------------------------------------
    7,000  RWE AG                                           10/07/04        1.670          6,998,052
.....................................................................................................
Total Commercial Paper (cost--$2,096,837,000)                                          2,096,837,000
----------------------------------------------------------------------------------------------------
SHORT-TERM CORPORATE OBLIGATIONS--8.32%
----------------------------------------------------------------------------------------------------
   ASSET BACKED-SECURITIES--2.56%
----------------------------------------------------------------------------------------------------
                                                            10/25/04 to     1.795 to
   95,000  K2 (USA) LLC**                                   10/28/04        1.840*        95,003,081
.....................................................................................................
    5,000  Links Finance LLC**                              02/22/05        1.340          4,998,030
.....................................................................................................
                                                                                         100,001,111
.....................................................................................................
   AUTOMOBILE OEM--0.89%
----------------------------------------------------------------------------------------------------
   35,000  American Honda Finance Corp.**                   10/20/04        1.580*        35,000,000
.....................................................................................................
   BANKING-NON-U.S.--1.54%
----------------------------------------------------------------------------------------------------
   60,000  HBOS Treasury Services PLC                       10/01/04        1.640*        60,000,000
.....................................................................................................
   BANKING-U.S.--0.77%
----------------------------------------------------------------------------------------------------
   30,000  Wells Fargo & Co.                                10/14/04        1.828*        30,000,000
.....................................................................................................


--------------------------------------------------------------------------------

UBS Cashfund Inc.

Statement of Net Assets -- September 30, 2004 (unaudited)

PRINCIPAL
  AMOUNT                                                    MATURITY        INTEREST
   (000)                                                      DATES           RATES        VALUE
----------------------------------------------------------------------------------------------------
SHORT-TERM CORPORATE OBLIGATIONS--(CONCLUDED)
----------------------------------------------------------------------------------------------------
   BROKERAGE--1.28%
----------------------------------------------------------------------------------------------------
  $50,000  Morgan Stanley                                   10/01/04        1.885%*      $50,000,000
.....................................................................................................
   FINANCE-NONCAPTIVE DIVERSIFIED--1.28%
----------------------------------------------------------------------------------------------------
   50,000  General Electric Capital Corp.                   10/12/04        1.838*        50,000,000
.....................................................................................................
Total Short-Term Corporate Obligations (cost--$325,001,111)                              325,001,111
----------------------------------------------------------------------------------------------------
NUMBER OF
  SHARES
   (000)
---------
MONEY MARKET FUNDS+--1.06%
----------------------------------------------------------------------------------------------------
   18,698  AIM Liquid Assets Portfolio                                      1.610         18,697,969
.....................................................................................................
   22,474  BlackRock Provident Institutional TempFund                       1.506         22,474,366
.....................................................................................................
Total Money Market Funds (cost--$41,172,335)                                              41,172,335
----------------------------------------------------------------------------------------------------
Total Investments (cost--$3,908,320,557 which
  approximates cost for federal income
  tax purposes)--100.08%                                                               3,908,320,557
.....................................................................................................
Liabilities in excess of other assets--(0.08)%                                            (2,975,756)
.....................................................................................................
Net Assets (applicable to 3,905,614,807 shares of common stock
  outstanding equivalent to $1.00 per share)--100.00%                                 $3,905,344,801
----------------------------------------------------------------------------------------------------

 * Variable rate securities-maturity dates reflect earlier of reset date or stated maturity date. The interest rates shown are the current rates as of September 30, 2004, and reset periodically.

** Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 3.46% of net assets as of September 30, 2004, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

@   Interest rates shown are the discount rates at date of purchase.

+   Interest rates shown reflect yield at September 30, 2004.

OEM Original Equipment Manufacturer

ISSUER BREAKDOWN BY COUNTRY

                                                     PERCENT OF PORTFOLIO ASSETS
--------------------------------------------------------------------------------
   United States                                                           82.5%
.................................................................................
   France                                                                   5.8
.................................................................................
   Great Britain                                                            3.7
.................................................................................
   Sweden                                                                   2.7
.................................................................................
   Belgium                                                                  1.9
.................................................................................
   Canada                                                                   1.3
.................................................................................
   Germany                                                                  1.3
.................................................................................
   Ireland                                                                  0.8
.................................................................................
   Total                                                                  100.0%
.................................................................................

                      Weighted average maturity -- 36 days

                 See accompanying notes to financial statements


--------------------------------------------------------------------------------
8

UBS Cashfund Inc.

Statement of Operations

                                                                 For the Six
                                                                 Months Ended
                                                              September 30, 2004
                                                                  (unaudited)
-----------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                          $27,509,622
..............................................................................
Securities lending income (includes $27 earned from an
  affiliated entity)                                                      544
..............................................................................
                                                                  $27,510,166
..............................................................................
EXPENSES:
Investment advisory and administration fees                         8,186,456
..............................................................................
Transfer agency and related services fees                           3,434,211
..............................................................................
Reports and notices to shareholders                                   331,008
..............................................................................
Custody and accounting                                                217,009
..............................................................................
State registration fees                                               116,885
..............................................................................
Insurance expense                                                      79,477
..............................................................................
Professional fees                                                      49,940
..............................................................................
Directors' fees                                                        18,800
..............................................................................
Other expenses                                                         26,888
..............................................................................
                                                                   12,460,674
..............................................................................
Net investment income                                              15,049,492
..............................................................................
Net realized gain from investment activities                               52
..............................................................................
Net increase in net assets resulting from operations              $15,049,544
-----------------------------------------------------------------------------

Statement of Changes in Net Assets

                                               For the Six
                                               Months Ended           For the
                                            September 30, 2004      Year Ended
                                                (unaudited)        March 31,2004
--------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                            $15,049,492        $33,971,009
.................................................................................
Net realized gains from investment activities             52             27,297
.................................................................................
Net increase in net assets resulting from
  operations                                      15,049,544         33,998,306
.................................................................................
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                            (15,049,492)       (33,971,009)
.................................................................................
Net decrease in net assets from capital
  share transactions                            (818,715,062)    (2,575,564,738)
.................................................................................
Net decrease in net assets                      (818,715,010)    (2,575,537,441)
.................................................................................
NET ASSETS:
Beginning of period                            4,724,059,811      7,299,597,252
.................................................................................
End of period                                 $3,905,344,801     $4,724,059,811
.................................................................................
Accumulated undistributed net investment
  income                                            $--                $--
.................................................................................

                 See accompanying notes to financial statements


--------------------------------------------------------------------------------

UBS Cashfund Inc.

Notes to Financial Statements (unaudited)


ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

UBS Cashfund Inc. (the "Fund") was incorporated in Maryland on January 20, 1978 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME--Investments are valued at amortized cost which approximates market value, unless the Fund's Board of Directors (the "Board") determines that this does not represent fair value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

REPURCHASE AGREEMENTS--The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller's guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to


--------------------------------------------------------------------------------
10

UBS Cashfund Inc.

Notes to Financial Statements (unaudited)


the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (US) Inc. ("UBS Global AM"). UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry, country or region.

INVESTMENT ADVISOR AND ADMINISTRATOR

The Board has approved an investment advisory and administration contract ("Advisory Contract") with UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, under which UBS Financial Services Inc. serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Financial Services Inc. an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

  AVERAGE DAILY NET ASSETS                RATES
  ----------------------------------------------
  Up to $500 million                      0.500%
  ..............................................
  Next $500 million                       0.425
  ..............................................
  Next $500 million                       0.390
  ..............................................
  Next $500 million                       0.380
  ..............................................
  Next $500 million                       0.350
  ..............................................
  Next $1.0 billion                       0.345
  ..............................................
  Next $500 million                       0.325
  ..............................................
  Next $500 million                       0.315
  ..............................................
  Next $500 million                       0.300
  ..............................................
  Next $500 million                       0.290
  ..............................................
  Over $5.5 billion                       0.280
  ..............................................


--------------------------------------------------------------------------------

UBS Cashfund Inc.

Notes to Financial Statements (unaudited)


At September 30, 2004, the Fund owed UBS Financial Services Inc. $1,251,594 for investment advisory and administration fees.

UBS Global AM serves as sub-advisor and sub-administrator to the Fund pursuant to a sub-advisory and sub-administration contract ("Sub-Advisory Contract") between UBS Financial Services Inc. and UBS Global AM. In accordance with the Sub-Advisory Contract, UBS Financial Services Inc. (not the Fund) pays UBS Global AM a fee, accrued daily and paid monthly, at an annual rate of 0.08% of the Fund's average daily net assets.

TRANSFER AGENCY AND RELATED SERVICES FEES

UBS Financial Services Inc. provides transfer agency related services to the Fund pursuant to a delegation of authority from PFPC, Inc. ("PFPC"), the Fund's transfer agent, and is compensated for these services by PFPC, not the Fund.

For the six months ended September 30, 2004, UBS Financial Services Inc. received from PFPC, not the Fund, $2,564,052 of the total transfer agency and related services fees paid by the Fund to PFPC.

SECURITIES LENDING

The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, U.S. government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, U.S. government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc. and other affiliated broker-dealers have been approved as borrowers under the Fund's securities lending program. UBS Securities LLC is the Fund's lending agent. For the six months ended September 30, 2004, UBS Securities LLC earned $272 in compensation as the Fund's lending agent. The Fund did not have any securities on loan and did not owe UBS Securities LLC for compensation as the Fund's lending agent at September 30, 2004.

OTHER LIABILITIES AND COMPONENTS OF NET ASSETS

At September 30, 2004, dividends payable and other accrued expenses (excluding investment advisory and administration fees) were $947,929 and $3,931,255, respectively.


--------------------------------------------------------------------------------
12

UBS Cashfund Inc.

Notes to Financial Statements (unaudited)


At September 30, 2004, the components of net assets were as follows:

Accumulated paid in capital                                       $3,905,188,482
.................................................................................
Accumulated net realized gain from investment activities                 156,319
.................................................................................
Net assets                                                        $3,905,344,801
.................................................................................

FEDERAL TAX STATUS

The Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, realized capital gains and certain other amounts, if any, the Fund intends not to be subject to federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the six months ended September 30, 2004 and the fiscal year ended March 31, 2004 was ordinary income.

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be calculated after the Fund's fiscal year ending March 31, 2005.

CAPITAL SHARE TRANSACTIONS

There are 20 billion shares of $0.001 par value authorized shares of common stock. Transactions in shares of common stock, at $1.00 per share, were as follows:

                                               For the Six          For the
                                               Months Ended        Year Ended
                                            September 30, 2004   March 31, 2004
-------------------------------------------------------------------------------
Shares sold                                    6,715,585,422     19,935,116,602
................................................................................
Shares repurchased                            (7,548,498,854)   (22,544,120,873)
................................................................................
Dividends reinvested                              14,198,370         33,439,533
................................................................................
Net decrease in shares outstanding              (818,715,062)    (2,575,564,738)
................................................................................


--------------------------------------------------------------------------------

UBS Cashfund Inc.

Financial Highlights


Selected data for a share of common stock outstanding throughout each period is presented below:

                                For the Six
                                Months Ended                         For the Years Ended March 31,
                             September 30, 2004   ------------------------------------------------------------------
                                 (unaudited)        2004           2003           2002           2001           2000
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD               $1.00          $1.00          $1.00          $1.00          $1.00          $1.00
.....................................................................................................................
Net investment income              0.0035         0.0053         0.0115         0.0282         0.0586         0.0486
.....................................................................................................................
Dividends from net
  investment income               (0.0035)       (0.0053)       (0.0115)       (0.0282)       (0.0586)       (0.0486)
.....................................................................................................................
NET ASSET VALUE,
  END OF PERIOD                     $1.00          $1.00          $1.00          $1.00          $1.00          $1.00
.....................................................................................................................
TOTAL INVESTMENT RETURN(1)           0.35%          0.53%          1.16%          2.85%          6.02%          4.97%
.....................................................................................................................
RATIOS/SUPPLEMENTAL DATA:
Net assets,
  end of period (000's)        $3,905,345     $4,724,060     $7,299,597     $7,015,530     $6,789,741     $6,055,389
.....................................................................................................................
Expenses to average
  net assets                         0.57%*         0.60%          0.57%          0.55%          0.56%          0.55%
.....................................................................................................................
Net investment income
  to average net assets              0.69%*         0.53%          1.15%          2.79%          5.85%          4.86%
.....................................................................................................................

*   Annualized.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for a period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.


--------------------------------------------------------------------------------
14

UBS Cashfund Inc.

Supplemental Information (unaudited)


QUARTERLY FORM N-Q PORTFOLIO SCHEDULE

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647-1568.


--------------------------------------------------------------------------------

DIRECTORS

Richard Q. Armstrong                    Meyer Feldberg
CHAIRMAN
                                        Carl W. Schafer
Margo N. Alexander
                                        William D. White
David J. Beaubien

Richard R. Burt

PRINCIPAL OFFICERS

Joseph A. Varnas                        Michael H. Markowitz
PRESIDENT                               VICE PRESIDENT

Mark F. Kemper                          W. Douglas Beck
VICE PRESIDENT AND SECRETARY            VICE PRESIDENT

Thomas Disbrow
VICE PRESIDENT AND TREASURER


INVESTMENT ADVISOR AND
ADMINISTRATOR

UBS Financial Services Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

SUB-ADVISOR, SUB-ADMINISTRATOR
AND PRINCIPAL UNDERWRITER

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114







THE FINANCIAL INFORMATION INCLUDED HEREIN IS TAKEN FROM THE RECORDS OF THE FUND WITHOUT EXAMINATION BY INDEPENDENT AUDITORS WHO DO NOT EXPRESS AN OPINION THEREON.

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

(C) 2004 UBSGLOBAL ASSET MANAGEMENT (US) INC.
    ALL RIGHTS RESERVED.

                                                                   -------------
                                                                    Presorted
                                                                     Standard
                                                                    US Postage
                                                                       PAID
                                                                   Smithtown, NY
                                                                    Permit 700
                                                                   -------------

[UBS LOGO OMITTED]


   UBS GLOBAL ASSET MANAGEMENT (US) INC.
   51 West 52nd Street
   New York, NY 10019

ITEM 2.  CODE OF ETHICS.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant's Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Mr. Meyer Feldberg, care of the Secretary of the registrant at UBS Global Asset Management (US) Inc., 51 West 52nd Street, New York, New York 10019-6114, and indicate on the envelope "Nominating and Corporate Governance Committee." The shareholder's letter should state the nominee's name and should include the nominee's resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

ITEM 11.  CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

    (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

    (a) (1) Code of Ethics - Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

    (a) (2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

    (b) Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Cashfund Inc.

By:      /s/ Joseph A. Varnas
         --------------------
         Joseph A. Varnas
         President

Date:    December 3, 2004
         ----------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Joseph A. Varnas
         --------------------
         Joseph A. Varnas
         President

Date:    December 3, 2004
         ----------------

By:      /s/ Thomas Disbrow
         ------------------
         Thomas Disbrow
         Treasurer

Date:    December 3, 2004
         ----------------